Trade and other payables	6 Months Ended
Jun. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables	Trade and other payables

(in thousands of USD)	June 30, 2024	December 31, 2023

Derivatives	—	146
Total non-current other payables	—	146
Trade payables	40,495	42,032
Accrued expenses	28,610	43,898
Accrued payroll	1,890	2,724
Dividends payable	541	16,301
Deferred income	22,500	17,355
Other payables	183	1,703
Total current trade and other payables	94,219	124,013

The decrease in accrued expenses as per June 30, 2024 compared to December 31, 2023 is mainly due to expenses related to vessels in drydock at year-end 2023, time charter in hire on Marlin Sardinia and Marlin
Somerset and an accrual related to severance pay on the Belgian flag vessels sold to Frontline at end of
2023. These have all been expensed during the first half year of 2024.
The decrease in dividends payable relates to the withholding tax payable at year-end 2023 on the dividend pay out for coupon 36 settled in January, 2024.